Regulatory Requirements	12 Months Ended
Mar. 31, 2024
Regulatory Requirements [Abstract]
Regulatory Requirements

14. Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission that the Company’s subsidiaries were required to maintain as of March 31, 2023 and 2022, and the actual amounts of capital that were maintained.

Capital requirements as of March 31, 2024

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,342	$1,273,900	$890,558	332%
Zhong Yang Capital Limited	383,342	636,850	253,508	166%
Total	$766,684	$1,910,750	$1,144,066	249%

Capital requirements as of March 31, 2023

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$382,170	$4,790,634	$4,408,464	1,254%
Zhong Yang Capital Limited	382,170	642,556	260,386	168%
Total	$764,340	$5,433,190	$4,668,850	711%